1. Organization and Business Operations (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 272,842	$ 25,317	$ 272,842	$ 25,317	$ 304,267	$ 1,297		$ 54,034
Accumulated deficit	(11,011,785)		(11,011,785)		(4,016,630)	(3,522,655)
Net loss	$ (3,380,835)	$ (663,229)	(6,974,013)	(592,223)	(493,975)	(847,860)	$ (847,860)
Cash used in operations			$ (1,683,311)	$ (199,436)	$ (1,034,790)	$ (374,271)